Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 25:	Subsequent events:

1.	In February 2025, the Company announced the initiation of VALUE, a global, pivotal Phase III trial evaluating EscharEx for the treatment of venous leg ulcers (VLUs).

2.

On February 11, 2025, the Board of Directors of the Company approved the granting of up to 248,100 shares and 21,950 RSUs to employees, officers, and board members. The share options have an exercise price of $18.54 per share and will vest over a period of 1 to 4 years.